Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Total Revenues		¥ 2,862,771		¥ 2,678,659	¥ 2,369,202
Income before Income Taxes		435,501	[1]	424,965	391,302
Japan | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues		2,377,729		2,195,389	1,827,582
Income before Income Taxes		320,511	[1]	313,175	241,794
The Americas | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[2]	108,186		142,430	186,186
Income before Income Taxes	[2]	46,869	[1]	44,083	74,546
Other Countries | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[1],[3]	376,856		340,840	355,434
Income before Income Taxes	[1],[3]	¥ 68,121		¥ 67,707	¥ 74,962

[1]	ORIX Corporation Europe N. V., one of the Company's subsidiaries domiciled in the Netherlands, which changed its name from Robeco Groep N. V. on January 1, 2018, is a holding company owning asset management companies. Due to its customer base being spread across the world, total revenues and income before income taxes of the Company are included in "Other." Based on its legal entity location, revenues were ¥108,446 million in the Americas and ¥76,726 million in Other for the fiscal year ended March 31, 2016, ¥96,157 million in the Americas and ¥76,012 million in Other for the fiscal year ended March 31, 2017, and ¥100,116 million in the Americas and ¥87,100 million in Other for the fiscal year ended March 31, 2018.
[2]	Mainly the United States
[3]	Mainly Asia, Europe, Australasia and Middle East